Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 15, 2018
Registrant Name	VALIC Co I
Central Index Key	0000719423
Amendment Flag	false
Document Creation Date	Aug. 15, 2018
Document Effective Date	Aug. 15, 2018
Prospectus Date	Oct. 01, 2017
International Value Fund | International Value Fund
Prospectus:
Trading Symbol	VCFVX